Leases - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Leases, renewal term					5 years
Operating lease, weighted average remaining lease term	1 year		4 years
Operating lease, weighted average discount rate	6.00%		6.00%
Operating Lease Cost:
Fixed lease cost	$ 390	$ 213	$ 1,103	$ 851
Variable lease cost	65	137	354	154
Total operating lease cost	455	350	1,457	1,005
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	334	233	936	916
Operating cash flows for finance leases	0	0	0	15
Financing cash flows for finance leases	0	0	0	1,192
Right-of-use assets obtained in exchange of lease obligations:
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 0	$ 2,187	$ 4,008	$ 0
Minimum
Lessee, Lease, Description [Line Items]
Leases, term			1 year
Maximum
Lessee, Lease, Description [Line Items]
Leases, term			5 years